First Trust Preferred Securities and Income Fund
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 14.4%
	Automobiles – 0.3%
27,582	Ford Motor Co.	6.50%	08/15/62	$672,173
	Banks – 2.1%
444	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	11,389
32,444	Bank of America Corp., Series KK	5.38%	(a)	783,198
5,718	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	145,637
5,700	JPMorgan Chase & Co., Series LL	4.63%	(a)	122,493
21,489	KeyCorp (b)	6.20%	(a)	550,763
8,764	Old National Bancorp, Series A	7.00%	(a)	226,374
28,296	PacWest Bancorp, Series A (b)	7.75%	(a)	732,301
40,041	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	1,027,452
62,634	Signature Bank, Series A (c)	5.00%	(a)	1,187,541
4,155	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	94,319
8,486	Valley National Bancorp, Series B, 3 Mo. LIBOR + 3.58% (d)	7.25%	(a)	215,035
593	Wells Fargo & Co., Series Z	4.75%	(a)	12,589
				5,109,091
	Capital Markets – 0.9%
25,553	Affiliated Managers Group, Inc.	4.20%	09/30/61	454,588
54,212	Carlyle Finance LLC	4.63%	05/15/61	1,045,207
39,115	KKR Group Finance Co., IX LLC	4.63%	04/01/61	773,304
				2,273,099
	Consumer Finance – 0.0%
3,930	Capital One Financial Corp., Series J	4.80%	(a)	81,744
	Diversified Financial Services – 0.5%
11,269	Apollo Asset Management, Inc., Series B	6.38%	(a)	285,669
40,769	Equitable Holdings, Inc., Series A	5.25%	(a)	922,195
				1,207,864
	Diversified Telecommunication Services – 0.3%
39,135	Qwest Corp.	6.50%	09/01/56	806,181
	Electric Utilities – 1.0%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	637,552
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	577,031
18,460	SCE Trust IV, Series J (b)	5.38%	(a)	371,046
12,068	SCE Trust V, Series K (b)	5.45%	(a)	268,272
24,451	Southern (The) Co., Series 2020	4.95%	01/30/80	551,614
				2,405,515
	Equity Real Estate Investment Trusts – 0.3%
27,478	Global Net Lease, Inc., Series A	7.25%	(a)	656,724
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	68,044
				724,768
	Gas Utilities – 0.2%
24,497	South Jersey Industries, Inc.	5.63%	09/16/79	386,808
	Independent Power & Renewable Electricity Producers – 0.2%
21,958	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	460,898
	Insurance – 5.0%
60,512	Aegon Funding Co., LLC	5.10%	12/15/49	1,370,597
74,042	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	1,778,489
36,659	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	942,503

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	$86,555
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	92,668
28,000	Arch Capital Group Ltd., Series G	4.55%	(a)	559,720
10,322	Aspen Insurance Holdings Ltd.	5.63%	(a)	228,323
48,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,072,270
1,588	Aspen Insurance Holdings Ltd. (b)	5.95%	(a)	39,239
29,701	Athene Holding Ltd., Series A (b)	6.35%	(a)	756,484
1,962	Athene Holding Ltd., Series D	4.88%	(a)	39,260
54,410	Athene Holding Ltd., Series E (b)	7.75%	(a)	1,435,880
23,160	CNO Financial Group, Inc.	5.13%	11/25/60	421,049
73,827	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (d)	7.80%	05/15/37	1,688,793
49,809	Lincoln National Corp., Series D	9.00%	(a)	1,432,009
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	192,199
3,486	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	63,375
				12,199,413
	Mortgage Real Estate Investment Trusts – 0.3%
30,561	AGNC Investment Corp., Series F (b)	6.13%	(a)	660,117
7,000	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	162,750
				822,867
	Multi-Utilities – 0.7%
29,230	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	588,985
35,444	Integrys Holding, Inc. (b)	6.00%	08/01/73	871,922
10,513	Sempra Energy	5.75%	07/01/79	259,461
				1,720,368
	Oil, Gas & Consumable Fuels – 0.8%
3,965	Energy Transfer L.P., Series C (b)	7.38%	(a)	94,565
274	Energy Transfer L.P., Series D (b)	7.63%	(a)	6,628
53,102	Energy Transfer L.P., Series E (b)	7.60%	(a)	1,274,448
25,878	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (d)	11.50%	(a)	647,468
				2,023,109
	Real Estate Management & Development – 1.4%
53,333	Brookfield Property Partners L.P., Series A	5.75%	(a)	972,794
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	206,018
53,680	Brookfield Property Partners L.P., Series A2	6.38%	(a)	1,066,622
57,982	Brookfield Property Preferred L.P.	6.25%	07/26/81	1,103,397
3,087	DigitalBridge Group, Inc., Series I	7.15%	(a)	69,488
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,559
				3,420,878
	Wireless Telecommunication Services – 0.4%
11,017	United States Cellular Corp.	6.25%	09/01/69	217,916
43,583	United States Cellular Corp.	5.50%	06/01/70	815,438
				1,033,354
	Total $25 Par Preferred Securities			35,348,130
	(Cost $39,120,802)
$100 PAR PREFERRED SECURITIES – 0.4%
	Banks – 0.4%
9,500	Farm Credit Bank of Texas (b) (e)	6.75%	(a)	950,594
	(Cost $994,625)

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 2.5%
	Banks – 2.3%
1,004	Bank of America Corp., Series L	7.25%	(a)	$1,249,177
3,504	Wells Fargo & Co., Series L	7.50%	(a)	4,407,997
				5,657,174
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (b) (e)	6.75%	(a)	496,763
	Total $1,000 Par Preferred Securities			6,153,937
	(Cost $6,627,957)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 77.4%
	Banks – 36.2%
$1,400,000	Australia & New Zealand Banking Group Ltd. (b) (e) (f)	6.75%	(a)	1,413,069
1,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (f)	6.50%	(a)	1,275,638
600,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	578,157
1,000,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	990,390
1,100,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	1,132,119
1,600,000	Banco Santander S.A. (b) (f)	4.75%	(a)	1,392,269
2,000,000	Banco Santander S.A. (b) (f) (g)	7.50%	(a)	1,991,880
1,269,000	Bank of America Corp., Series RR (b)	4.38%	(a)	1,154,917
5,900,000	Bank of America Corp., Series TT (b)	6.13%	(a)	5,920,650
450,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	438,147
300,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	319,641
1,100,000	Barclays PLC (b) (f)	4.38%	(a)	896,861
1,900,000	Barclays PLC (b) (f)	6.13%	(a)	1,816,856
5,345,000	Barclays PLC (b) (f)	8.00%	(a)	5,338,319
2,355,000	Barclays PLC (b) (f)	8.00%	(a)	2,370,661
650,000	BBVA Bancomer S.A. (b) (e) (f)	5.88%	09/13/34	626,984
700,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	614,250
2,100,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	1,723,068
1,084,000	BNP Paribas S.A. (b) (e) (f)	6.63%	(a)	1,073,160
1,440,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	1,494,000
1,921,000	Citigroup, Inc. (b)	3.88%	(a)	1,758,483
817,000	Citigroup, Inc., Series M (b)	6.30%	(a)	806,788
2,770,000	Citigroup, Inc., Series P (b)	5.95%	(a)	2,702,895
1,072,000	Citigroup, Inc., Series W (b)	4.00%	(a)	994,432
1,140,000	Citigroup, Inc., Series Y (b)	4.15%	(a)	1,017,450
466,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	404,918
2,500,000	CoBank ACB, Series I (b)	6.25%	(a)	2,483,822
1,465,000	CoBank ACB, Series K (b)	6.45%	(a)	1,482,793
600,000	Commerzbank AG (b) (f) (g)	7.00%	(a)	592,327
1,100,000	Credit Agricole S.A. (b) (e) (f)	6.88%	(a)	1,089,351
3,285,000	Credit Agricole S.A. (b) (e) (f)	8.13%	(a)	3,397,166
1,000,000	Danske Bank A.S. (b) (f) (g)	4.38%	(a)	882,065
1,050,000	Danske Bank A.S. (b) (f) (g)	7.00%	(a)	1,022,469
600,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	543,000
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (e)	5.70%	(a)	1,034,000
1,130,000	ING Groep N.V. (b) (f)	5.75%	(a)	1,070,183
1,000,000	ING Groep N.V. (b) (f)	6.50%	(a)	978,785
3,082,000	Intesa Sanpaolo S.p.A. (b) (e) (f)	7.70%	(a)	2,917,104
1,600,000	Lloyds Banking Group PLC (b) (f)	6.75%	(a)	1,563,516
2,668,406	Lloyds Banking Group PLC (b) (f)	7.50%	(a)	2,652,182
731,000	Lloyds Banking Group PLC (b) (f)	7.50%	(a)	725,700

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$330,997	M&T Bank Corp. (b)	3.50%	(a)	$278,865
700,000	NatWest Group PLC (b) (f)	6.00%	(a)	670,250
2,100,000	NatWest Group PLC (b) (f)	8.00%	(a)	2,126,156
400,000	Nordea Bank Abp (b) (e) (f)	6.63%	(a)	396,500
345,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	344,103
1,490,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	1,494,172
3,500,000	Societe Generale S.A. (b) (e) (f)	5.38%	(a)	3,018,503
490,000	Societe Generale S.A. (b) (e) (f)	7.88%	(a)	488,775
1,500,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	1,614,375
2,800,000	Standard Chartered PLC (b) (e) (f)	4.30%	(a)	2,404,920
400,000	Standard Chartered PLC (b) (e) (f)	6.00%	(a)	394,000
2,640,000	Standard Chartered PLC (b) (e) (f)	7.75%	(a)	2,712,600
1,877,003	SVB Financial Group, Series C (b) (h)	4.00%	(a)	1,505,110
2,128,000	SVB Financial Group, Series D (b) (h)	4.25%	(a)	1,704,315
1,650,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	1,755,188
3,100,000	UniCredit S.p.A. (b) (f) (g)	8.00%	(a)	3,070,937
750,000	UniCredit S.p.A. (b) (e)	5.46%	06/30/35	656,883
1,897,000	Wells Fargo & Co., Series BB (b)	3.90%	(a)	1,749,983
				89,066,100
	Capital Markets – 8.5%
1,568,000	Apollo Management Holdings L.P. (b) (e)	4.95%	01/14/50	1,349,127
2,114,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	1,950,482
400,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	387,000
1,500,000	Credit Suisse Group AG (b) (e) (f) (i)	5.25%	(a)	1,128,750
2,425,000	Credit Suisse Group AG (b) (e) (f) (i)	6.38%	(a)	1,970,313
4,100,000	Credit Suisse Group AG (b) (e) (f) (i)	7.50%	(a)	3,805,854
1,600,000	Credit Suisse Group AG (b) (e) (f) (i)	9.75%	(a)	1,556,000
2,800,000	Deutsche Bank AG, Series 2020 (b) (f)	6.00%	(a)	2,555,431
1,428,000	EFG International AG (b) (f) (g)	5.50%	(a)	1,299,673
200,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	192,411
1,500,000	UBS Group AG (b) (e) (f)	4.88%	(a)	1,352,100
200,000	UBS Group AG (b) (f) (g)	5.13%	(a)	190,261
2,400,000	UBS Group AG (b) (f) (g)	6.88%	(a)	2,388,780
760,000	UBS Group AG (b) (e) (f)	7.00%	(a)	757,127
				20,883,309
	Consumer Finance – 1.8%
2,317,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	1,912,973
123,000	Ally Financial, Inc., Series C (b)	4.70%	(a)	94,710
1,000,000	American Express Co. (b)	3.55%	(a)	887,300
1,652,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	1,437,964
				4,332,947
	Diversified Financial Services – 2.9%
2,500,000	American AgCredit Corp. (b) (e)	5.25%	(a)	2,203,125
1,500,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	1,163,138
1,500,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	1,368,750
600,000	Compeer Financial ACA (b) (e)	4.88%	(a)	531,751
1,920,000	Corebridge Financial, Inc. (b) (e)	6.88%	12/15/52	1,912,666
				7,179,430
	Electric Utilities – 1.6%
320,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	274,621
893,000	Duke Energy Corp. (b)	4.88%	(a)	862,624

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
$761,000	Edison International, Series B (b)	5.00%	(a)	$678,500
1,500,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	1,478,825
630,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	549,893
				3,844,463
	Energy Equipment & Services – 1.0%
1,500,000	Transcanada Trust (b)	5.50%	09/15/79	1,359,295
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,075,500
				2,434,795
	Food Products – 2.8%
300,000	Dairy Farmers of America, Inc. (j)	7.13%	(a)	258,750
1,500,000	Land O’Lakes Capital Trust I (j)	7.45%	03/15/28	1,481,250
1,400,000	Land O’Lakes, Inc. (e)	7.00%	(a)	1,240,435
1,200,000	Land O’Lakes, Inc. (e)	7.25%	(a)	1,068,000
3,000,000	Land O’Lakes, Inc. (e)	8.00%	(a)	2,838,480
				6,886,915
	Insurance – 9.9%
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,811,569
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	810,909
2,100,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	1,788,027
1,276,000	Enstar Finance LLC (b)	5.75%	09/01/40	1,145,031
2,585,000	Enstar Finance LLC (b)	5.50%	01/15/42	2,135,481
1,000,000	Fortegra Financial Corp. (b) (j)	8.50%	10/15/57	1,017,500
4,027,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	3,472,385
820,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (d) (e)	6.73%	02/12/47	703,355
1,174,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	1,191,610
300,000	La Mondiale SAM (b) (g)	5.88%	01/26/47	287,894
1,920,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	1,600,072
1,000,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	857,240
500,000	Lincoln National Corp., Series C (b)	9.25%	(a)	553,750
1,000,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (d)	7.65%	05/15/55	985,000
2,341,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	2,338,345
2,460,000	QBE Insurance Group Ltd. (b) (e)	5.88%	(a)	2,429,250
1,000,000	QBE Insurance Group Ltd. (b) (g)	6.75%	12/02/44	998,953
301,000	QBE Insurance Group Ltd. (b) (g)	5.88%	06/17/46	293,735
				24,420,106
	Mortgage Real Estate Investment Trusts – 0.3%
400,000	Scentre Group Trust 2 (b) (e)	4.75%	09/24/80	373,749
300,000	Scentre Group Trust 2 (b) (e)	5.13%	09/24/80	264,325
				638,074
	Multi-Utilities – 2.9%
2,526,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,137,577
1,513,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	1,489,359
130,000	Dominion Energy, Inc., Series B (b)	4.65%	(a)	121,927
1,235,000	NiSource, Inc. (b)	5.65%	(a)	1,204,196
2,620,000	Sempra Energy (b)	4.13%	04/01/52	2,297,338
				7,250,397
	Oil, Gas & Consumable Fuels – 6.6%
1,308,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (d)	8.84%	01/22/78	1,101,927

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	$2,030,836
1,600,000	Enbridge, Inc. (b)	7.63%	01/15/83	1,651,669
4,638,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	4,411,357
1,000,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	948,790
1,146,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (d)	7.46%	11/01/66	924,493
657,000	Energy Transfer L.P., Series A (b)	6.25%	(a)	620,044
1,065,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	1,010,419
1,075,000	Energy Transfer L.P., Series G (b)	7.13%	(a)	984,700
2,204,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (d)	7.54%	06/01/67	1,961,725
596,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (d)	7.63%	08/16/77	571,349
130,000	Enterprise Products Operating LLC, Series E (b)	5.25%	08/16/77	113,573
				16,330,882
	Trading Companies & Distributors – 2.7%
4,910,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	4,709,868
700,000	Air Lease Corp., Series B (b)	4.65%	(a)	623,000
1,594,000	Aircastle Ltd. (b) (e)	5.25%	(a)	1,315,050
				6,647,918
	Transportation Infrastructure – 0.2%
400,000	AerCap Global Aviation Trust (b) (e)	6.50%	06/15/45	391,538
	Total Capital Preferred Securities			190,306,874
	(Cost $202,408,150)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.5%
	Insurance – 1.5%
3,925,666	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (e) (k)	7.63%	10/15/25	3,646,924
	(Cost $4,086,693)
Total Investments – 96.2%	236,406,459
(Cost $253,238,227)
Net Other Assets and Liabilities – 3.8%	9,446,682
Net Assets – 100.0%	$245,853,141

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	On March 12, 2023, Signature Bank was placed in receivership under the Federal Deposit Insurance Corporation. Since that event, the Fund is valuing this security significantly lower than the price determined on January 31, 2023.
(d)	Floating or variable rate security.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $71,461,682 or 29.1% of net assets.
(f)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2023, securities noted as such amounted to $75,519,834 or 30.7% of net assets. Of these securities, 4.4% originated in emerging markets, and 95.6% originated in foreign markets.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
(h)	On March 10, 2023, Silicon Valley Bank was placed in receivership under the Federal Deposit Insurance Corporation. Prior to that event, the Fund liquidated its position at a price significantly below where it was priced on January 31, 2023.
(i)	As of March 20, 2023, due to market events, the Fund is valuing these securities significantly lower than the price determined on January 31, 2023.
(j)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(k)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 1, 2022 through January 31, 2023).

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$ 386,808	$ —	$ 386,808	$ —
Insurance	12,199,413	10,139,198	2,060,215	—
Multi-Utilities	1,720,368	848,446	871,922	—
Other Industry Categories*	21,041,541	21,041,541	—	—
$100 Par Preferred Securities*	950,594	—	950,594	—
$1,000 Par Preferred Securities:
Banks	5,657,174	5,657,174	—	—
Diversified Financial Services	496,763	—	496,763	—
Capital Preferred Securities*	190,306,874	—	190,306,874	—
Foreign Corporate Bonds and Notes*	3,646,924	—	3,646,924	—
Total Investments	$ 236,406,459	$ 37,686,359	$ 198,720,100	$—

*	See Portfolio of Investments for industry breakout.

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Restricted Securities
As of January 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	$300,000	$86.25	$310,125	$258,750	0.11%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	101.75	1,000,000	1,017,500	0.41
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	07/23/14-03/20/15	1,500,000	98.75	1,537,836	1,481,250	0.60
				$2,847,961	$2,757,500	1.12%